LEASES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 1,232	$ 2,673
Less than one year (0-1)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	884	1,438
One to five years (1-5)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 348	$ 1,235